Composition of certain financial statement captions - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018	Jul. 31, 2019	Jul. 22, 2019
Composition Of Certain Financial Statement [Line Items]
Depreciation	$ 6,444	$ 5,515	$ 7,552	$ 6,832
Capital Leased Assets, Gross	11,973		10,235	5,810
Accumulated amortization of capital lease assets	7,127		5,639	3,275
Amortization expense	178	0	33
Capitalized computer software net	8,501		7,816	6,715
Deferred offering costs	56				$ 6,084	$ 6,084
Other Assets [Member]
Composition Of Certain Financial Statement [Line Items]
Deferred offering costs			540
Phreesia Platform Software [Member]
Composition Of Certain Financial Statement [Line Items]
Capitalized cost of computer software	4,329	3,744	5,109	5,375
Capitalized computed software amortization	3,645	$ 2,912	4,009	2,808
Capitalized computer software net	$ 8,501		$ 7,816	$ 6,715
Acquired Technology [Member]
Composition Of Certain Financial Statement [Line Items]
Remaining useful life of acquired intangible assets	4 years 1 month 6 days		4 years 9 months 18 days
Customer Relationships [Member]
Composition Of Certain Financial Statement [Line Items]
Remaining useful life of acquired intangible assets	6 years 1 month 6 days		6 years 9 months 18 days
Depreciation [Member]
Composition Of Certain Financial Statement [Line Items]
Capital leases depreciation	$ 1,758